Scudder Horizon
                           Advantage Variable Annuity
                                   Offered By
                   Allstate Life Insurance Company of New York
                                   Through The
                  Allstate Life of New York Separate Account A

                          Supplement Dated May 15, 2002
                       to the Prospectus Dated May 1, 2002



     All references to the customer service address, mailing address and overnight mailing address in your Prospectus should be deleted and replaced with the new customer service address, mailing address and overnight mailing address.

     Effective June 3, 2002 the new customer service address, mailing address, and overnight mailing address are as follows:


    New customer service               Scudder Horizon Advantage
    center address:                    Customer Service Center
                                       2940 S. 84th Street
                                       Lincoln, NE 68506

    New mailing address:               Scudder Horizon Advantage
                                       Customer Service Center
                                       P.O. Box 82656
                                       Lincoln, NE 68501-2656

    New overnight address:             Scudder Horizon Advantage
                                       Customer Service Center
                                       2940 S. 84th Street
                                       Lincoln, NE 68506


                                      * * *


The customer service toll free phone number remains 1-800-833-0194.


                                      * * *



This Supplement must be read in conjunction with the Prospectus for the Scudder Horizon Advantage Variable Annuity dated May 1, 2002.

                                 Scudder Horizon
                           Advantage Variable Annuity
                                   Offered By
                   Allstate Life Insurance Company of New York
                                   Through The
                  Allstate Life of New York Separate Account A

                          Supplement Dated May 15, 2002
          to the Statement of Additional Information Dated May 1, 2002



     All references to the customer service address, mailing address and overnight mailing address in your Statement of Additional Information should be deleted and replaced with the new customer service address, mailing address and overnight mailing address.

     Effective June 3, 2002 the new customer service address, mailing address, and overnight mailing address are as follows:


       New customer service               Scudder Horizon Advantage
       center address:                    Customer Service Center
                                          2940 S. 84th Street
                                          Lincoln, NE 68506

       New mailing address:               Scudder Horizon Advantage
                                          Customer Service Center
                                          P.O. Box 82656
                                          Lincoln, NE 68501-2656

       New overnight address:             Scudder Horizon Advantage
                                          Customer Service Center
                                          2940 S. 84th Street
                                          Lincoln, NE 68506


                                      * * *


The customer service toll free phone number remains 1-800-833-0194.


                                      * * *



This Supplement must be read in conjunction with the Statement of Additional Information for the Scudder Horizon Advantage Variable Annuity dated May 1, 2002.